Derivative Financial Instruments - Fair Value of Open Foreign Currency Exchange Contracts (Detail) - Foreign Exchange Contracts [Member] - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Derivatives, Fair Value [Line Items]
Net fair value	$ 20,636	$ 7,890
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Net fair value	20,381	4,880
Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Net fair value	255	3,010
Prepaid Expenses and Other Current Assets [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	21,153	9,344
Prepaid Expenses and Other Current Assets [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	3,068	5,086
Other Noncurrent Assets [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	1,317	585
Accrued Expenses and Other Current Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(2,089)	(2,977)
Accrued Expenses and Other Current Liabilities [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(2,813)	(2,076)
Other Noncurrent Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	$ 0	$ (2,072)